UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT — 75.1%

	Face Amount(1)		Value

Angola — 0.7%
Angolan Government International Bond 9.375%, 05/08/2048(A)		200,000	$187,016

Argentina — 4.4%
Argentine Republic Government International Bond 6.875%, 01/26/2027		200,000	152,500
5.000%, 01/15/2027	EUR	100,000	82,193
3.875%, 01/15/2022	EUR	500,000	479,846
Bonos de la Nacion Argentina con Ajuste por CER 3.750%, 02/08/2019	ARS	7,800,000	303,425
Letras de la Nacion Argentina con Ajuste por CER 1.759%, 02/22/2019(B)	ARS	5,000,000	130,313

			1,148,277

Armenia — 2.2%
Republic of Armenia International Bond 6.000%, 09/30/2020(A)		580,000	584,981

Brazil — 0.7%
Brazilian Government International Bond 5.625%, 02/21/2047		200,000	188,702

Cameroon — 0.8%
Republic of Cameroon International Bond 9.500%, 11/19/2025(A)		200,000	203,712

Chile — 4.1%
Bonos de la Tesoreria de la Republica en pesos 4.500%, 03/01/2021	CLP	315,000,000	470,185
4.500%, 03/01/2026	CLP	410,000,000	611,219

			1,081,404

Colombia — 1.1%
Colombia Government International Bond 7.375%, 09/18/2037		240,000	290,280

Costa Rica — 1.3%
Costa Rica Government International Bond 4.250%, 01/26/2023(A)		402,000	353,760

Dominican Republic — 7.3%
Dominican Republic Central Bank Notes 11.000%, 01/05/2024(A)	DOP	24,500,000	490,147
Dominican Republic International Bond 7.500%, 05/06/2021(A)		1,380,000	1,424,849

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
			$1,914,996

Ecuador — 1.2%
Ecuador Government International Bond 9.650%, 12/13/2026(A)		350,000	318,500

Egypt — 5.4%
Egypt Government International Bond 7.500%, 01/31/2027(A)		200,000	190,532
6.125%, 01/31/2022(A)		332,000	325,719
5.750%, 04/29/2020(A)		900,000	907,088

			1,423,339

El Salvador — 2.5%
El Salvador Government International Bond 8.250%, 04/10/2032(A)		110,000	111,375
7.375%, 12/01/2019		550,000	552,063

			663,438

Gabon — 0.7%
Gabon Government International Bond 6.375%, 12/12/2024(A)		200,000	179,492

Georgia — 1.2%
Georgia Government International Bond 6.875%, 04/12/2021(A)		300,000	314,430

Ghana — 0.9%
Ghana Government International Bond 10.750%, 10/14/2030(A)		200,000	226,040

Honduras — 2.1%
Honduras Government International Bond 8.750%, 12/16/2020(A)		510,000	541,748

Indonesia — 1.5%
Indonesia Government International Bond 8.500%, 10/12/2035(A)		300,000	403,493

Ivory Coast — 0.7%
Ivory Coast Government International Bond 6.375%, 03/03/2028(A)		200,000	179,980

Kazakhstan — 1.2%
Kazakhstan Government International Bond 9.026%, 01/18/2019(B)	KZT	66,000,000	171,868
8.679%, 03/15/2019(A) (B)	KZT	55,000,000	141,034

			312,902

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Kenya — 0.7%
Kenya Government International Bond 6.875%, 06/24/2024(A)		200,000	$187,750

Malaysia — 0.3%
Malaysia Government International Bond 4.160%, 07/15/2021	MYR	320,000	78,433

Mexico — 0.6%
Mexican Udibonos 4.500%, 12/04/2025	MXN	3,153,219	164,093

Mongolia — 1.0%
Mongolia Government International Bond 10.875%, 04/06/2021(A)		230,000	252,403

Namibia — 1.9%
Namibia International Bonds 5.500%, 11/03/2021(A)		500,000	493,940

Nigeria — 0.8%
Nigeria Government International Bond 7.875%, 02/16/2032(A)		230,000	208,431

Oman — 4.9%
Oman Government International Bond 6.750%, 01/17/2048(A)		200,000	165,000
5.625%, 01/17/2028(A)		200,000	176,075
3.625%, 06/15/2021(A)		990,000	939,709

			1,280,784

Pakistan — 0.8%
Pakistan Government International Bond 8.250%, 04/15/2024(A)		200,000	201,452

Peru — 2.4%
Peruvian Government International Bond 8.200%, 08/12/2026	PEN	1,240,000	431,293
5.625%, 11/18/2050		160,000	187,840

			619,133

Qatar — 1.2%
Qatar Government International Bond 5.103%, 04/23/2048(A)		300,000	315,075

Romania — 1.2%
Romania Government Bond 5.950%, 06/11/2021	RON	1,250,000	320,513

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Russia — 1.0%
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028(A)		160,000	$252,909

Senegal — 1.5%
Senegal Government International Bond 8.750%, 05/13/2021(A)		202,000	214,185
6.250%, 05/23/2033(A)		200,000	171,940

			386,125

South Africa — 1.2%
Republic of South Africa Government Bond 8.250%, 03/31/2032	ZAR	5,030,000	313,154

Sri Lanka — 3.0%
Sri Lanka Government International Bond 6.250%, 10/04/2020(A)		500,000	485,025
6.250%, 07/27/2021(A)		300,000	288,643

			773,668

Suriname — 1.0%
Republic of Suriname 9.250%, 10/26/2026(A)		270,000	259,875

Turkey — 5.0%
Turkey Government International Bond 11.875%, 01/15/2030		230,000	308,372
5.625%, 03/30/2021		1,008,000	1,007,924

			1,316,296

Ukraine — 2.8%
Ukraine Government International Bond 7.750%, 09/01/2022(A)		460,000	421,526
7.375%, 09/25/2032(A)		400,000	317,293

			738,819

Uruguay — 3.2%
Uruguay Government International Bond 9.875%, 06/20/2022	UYU	10,000,000	304,643
7.875%, 01/15/2033		250,000	328,575
7.625%, 03/21/2036		150,000	195,743

			828,961

Zambia — 0.6%
Zambia Government International Bond 8.970%, 07/30/2027(A)		200,000	149,000

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value
TOTAL SOVEREIGN DEBT (Cost $20,260,228)			$19,657,304

CORPORATE OBLIGATIONS — 20.7%

Argentina — 0.4%
Rio Energy 6.875%, 02/01/2025(A)		150,000	111,000

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	1,000,000	269,106

Cayman Islands — 1.0%
SPARC EM SPC Panama Metro Line 2 SP 2.322%, 12/05/2022(B)		290,415	263,192

Costa Rica — 2.1%
Banco Nacional de Costa Rica 5.875%, 04/25/2021(A)		575,000	551,770

Hong Kong — 1.9%
Chinalco Capital Holdings 4.000%, 08/25/2021		500,000	480,645

India — 0.7%
Greenko Dutch BV 4.875%, 07/24/2022(A)		200,000	187,760

Israel — 1.9%
Israel Electric MTN 7.750%, 12/15/2027(A)		420,000	497,759

Kazakhstan — 1.5%
Kazakhstan Temir Zholy Finance BV 6.950%, 07/10/2042(A)		200,000	209,200
Kazakhstan Temir Zholy National JSC 4.850%, 11/17/2027(A)		200,000	192,872

			402,072

Malaysia — 0.9%
Danga Capital MTN 4.940%, 01/26/2033	MYR	926,000	227,757

Mexico — 7.1%
Comision Federal de Electricidad 4.875%, 05/26/2021(A)		200,000	201,250

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Petroleos Mexicanos 6.875%, 08/04/2026		500,000	$486,000
5.500%, 01/21/2021		915,000	911,313
5.350%, 02/12/2028		300,000	261,750

			1,860,313

Switzerland — 1.0%
Credit Suisse NY MTN 4.375%, 08/05/2020		250,000	254,074

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/2023(A)	EUR	100,000	109,161

United States — 0.8%
Bank of Georgia JSC 6.000%, 07/26/2023(A)		200,000	194,032

TOTAL CORPORATE OBLIGATIONS (Cost $5,608,585)			5,408,641

TOTAL INVESTMENTS — 95.8% (Cost $25,868,813)			$25,065,945

A list of the open futures contracts held by the fund at December 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year
Treasury Note	70	Mar-2019	$8,338,259	$8,541,094	$202,835

Percentages are based on Net Assets of $26,177,868

(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2018 was $14,838,931 and represents 56.7% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
DECEMBER 31, 2018 (Unaudited)

DOP — Dominican Peso

EUR — Euro

JSC — Joint-Stock Company

KZT — Kazakhstani Tenge

MTN — Medium Term Note

MYR — Malaysian Ringgit

MXN — Mexican Peso

PEN — Peruvian Nuevo Sol

RON — Romanian Leu

UYU — Uruguayan Peso

ZAR — South African Rand

As of December 31, 2018, all of the Funds’ investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there were transfers between Level 3 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

There were no Level 3 investments during the period ended December 31, 2018.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the fund’s most recent financial statements.

BNP-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
U.S. SMALL CAP EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.4%

	Shares	Value

United States — 99.4%

Communication Services — 3.2%
Lions Gate Entertainment, Cl B	13,044	$194,095
Nexstar Media Group, Cl A	4,017	315,897

		509,992

Consumer Discretionary — 9.9%
BJ’s Restaurants	4,461	225,593
Columbia Sportswear	3,604	303,060
Five Below *	2,259	231,141
Jack in the Box	3,150	244,535
Shake Shack, Cl A *	5,417	246,040
Wayfair, Cl A *	1,224	110,258
YETI Holdings *	14,063	208,695

		1,569,322

Consumer Staples — 2.8%
Boston Beer, Cl A *	792	190,745
Sprouts Farmers Market *	10,484	246,479

		437,224

Energy — 4.0%
Callon Petroleum *	35,509	230,453
Carrizo Oil & Gas *	5,152	58,166
Keane Group *	22,578	184,688
PDC Energy *	2,634	78,388
Whiting Petroleum *	3,494	79,279

		630,974

Financials — 16.3%
Bank OZK	8,494	193,918
BankUnited	5,122	153,353
Boston Private Financial Holdings	16,313	172,428
BrightSphere Investment Group	14,365	153,418
Columbia Banking System	6,672	242,127
Evercore, Cl A	2,638	188,775
First Merchants	5,965	204,421
IBERIABANK	4,889	314,265
Sterling Bancorp	15,797	260,808

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
U.S. SMALL CAP EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
TriCo Bancshares	5,697	$192,502
Union Bankshares	7,983	225,360
United Community Banks	5,680	121,893
Western Alliance Bancorp *	4,486	177,152

		2,600,420

Health Care — 16.9%
Agios Pharmaceuticals *	3,435	158,388
Amicus Therapeutics *	32,111	307,623
AtriCure *	5,704	174,542
Charles River Laboratories International *	2,589	293,023
ImmunoGen *	18,102	86,890
Insulet *	2,199	174,425
iRhythm Technologies *	2,443	169,740
Ironwood Pharmaceuticals, Cl A *	10,275	106,449
Loxo Oncology *	2,032	284,622
Masimo *	3,086	331,344
Neurocrine Biosciences *	876	62,555
PTC Therapeutics *	4,867	167,035
Repligen *	3,000	158,220
Sage Therapeutics *	1,280	122,611
WellCare Health Plans *	364	85,937

		2,683,404

Industrials — 15.5%
Cubic	5,226	280,845
EMCOR Group	3,056	182,413
Granite Construction	6,666	268,506
Hexcel	5,809	333,088
Interface, Cl A	11,613	165,485
Knight-Swift Transportation Holdings, Cl A	7,465	187,148
MRC Global *	13,957	170,694
MSA Safety	2,052	193,442
NCI Building Systems *	12,311	89,255
Oshkosh	4,549	278,899
Trinity Industries	5,427	111,742

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
U.S. SMALL CAP EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Woodward	2,846	$211,429

		2,472,946

Information Technology — 18.5%
Altair Engineering, Cl A *	4,334	119,532
Axcelis Technologies *	12,309	219,100
Ciena *	8,523	289,015
CSG Systems International	6,430	204,281
CyberArk Software *	3,534	262,011
Entegris	14,937	416,669
First Solar *	4,071	172,834
New Relic *	4,594	371,977
Plexus *	6,555	334,829
Proofpoint *	2,891	242,295
Tableau Software, Cl A *	1,513	181,560
Talend ADR *	3,637	134,860

		2,948,963

Materials — 2.4%
Berry Global Group *	3,616	171,868
Ferro *	13,366	209,579

		381,447

Real Estate — 7.0%
Highwoods Properties ‡	6,887	266,458
Rexford Industrial Realty ‡	11,119	327,677
RLJ Lodging Trust ‡	17,726	290,706
Tanger Factory Outlet Centers ‡	10,970	221,813

		1,106,654

Utilities — 2.9%
Aqua America	5,615	191,977
Spire	3,717	275,355

		467,332

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
U.S. SMALL CAP EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

Value

TOTAL COMMON STOCK (Cost $19,439,265)	$15,808,678

TOTAL INVESTMENTS — 99.4% (Cost $19,439,265)	$15,808,678

Percentages are based on Net Assets of $15,906,123

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2018, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended December 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended December 31, 2018.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the fund’s most recent financial statements.

BNP-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.3%

	Shares	Value

Argentina — 1.9%
Pampa Energia ADR *	10,821	$344,216

Brazil — 3.9%
Banco Bradesco ADR	18,988	187,791
Hypera	14,191	110,577
Raia Drogasil	8,124	119,793
Vale ADR, Cl B	23,358	308,092

		726,253

Canada — 3.4%
Gran Tierra Energy *	292,608	634,959

Chile — 1.2%
Banco Santander Chile ADR	7,179	214,652

China — 22.9%
51job ADR *	4,603	287,411
Alibaba Group Holding ADR *	3,941	540,193
Anhui Conch Cement, Cl H	34,500	167,447
Baidu ADR *	2,660	421,876
China Construction Bank, Cl H	365,000	301,162
China Unicom Hong Kong	154,000	164,438
Dali Foods Group (A)	254,500	188,209
Kerry Logistics Network	79,000	117,249
New Oriental Education & Technology Group ADR *	7,070	387,507
Ping An Insurance Group of China, Cl H	56,500	499,017
Tencent Holdings	28,200	1,130,974
Weibo ADR *	191	11,160

		4,216,643

Germany — 1.0%
Infineon Technologies	8,816	175,843

Hong Kong — 5.3%
AIA Group	48,400	401,821
WH Group (A)	753,500	580,330

		982,151

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — 4.8%
Century Plyboards India	28,659	$73,007
HDFC Bank ADR	3,727	386,080
Maruti Suzuki India	2,955	315,986
Supreme Industries	6,343	106,731

		881,804

Indonesia — 5.3%
Bank Central Asia	232,700	420,966
Telekomunikasi Indonesia Persero	2,095,900	551,642

		972,608

Jersey — 1.8%
Randgold Resources ADR	4,113	340,927

Malaysia — 3.0%
Dialog Group	555,800	418,279
IHH Healthcare	100,300	130,821

		549,100

Mexico — 3.4%
Banco del Bajio (A)	69,907	135,741
Controladora Vuela Cia de Aviacion, Cl A *	66,501	35,456
Infraestructura Energetica Nova	88,953	329,818
Kimberly-Clark de Mexico, Cl A	80,880	128,546

		629,561

Peru — 1.5%
Credicorp	1,206	267,334

Philippines — 0.9%
Ayala	4,970	85,058
Universal Robina	34,200	82,693

		167,751

South Africa — 6.7%
Capitec Bank Holdings	5,407	420,231
Clicks Group	25,553	340,085
Mr Price Group	16,538	282,991
Naspers, Cl N	940	188,998

		1,232,305

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — 8.9%
LG Household & Health Care *	102	$100,696
NAVER *	940	102,525
Orange Life Insurance (A)	11,495	288,508
S-1, Cl 1 *	2,629	235,997
Samsung Electronics	26,344	912,660

		1,640,386

Taiwan — 10.3%
Chailease Holding	141,000	444,608
E.Sun Financial Holding	478,000	312,908
President Chain Store	28,000	282,760
Taiwan Semiconductor Manufacturing	82,000	600,683
Uni-President Enterprises	116,000	262,774

		1,903,733

Thailand — 2.9%
Airports of Thailand	122,400	241,620
Kasikornbank	51,800	294,632

		536,252

United States — 7.2%

Consumer Staples — 7.2%
Bunge	24,967	1,334,235

TOTAL COMMON STOCK (Cost $19,339,328)		17,750,713

PREFERRED STOCK — 1.6%

Brazil — 1.6%
Itau Unibanco Holding 0.420%	31,538	288,868

TOTAL PREFERRED STOCK (Cost $259,554)		288,868

TOTAL INVESTMENTS — 97.9% (Cost $19,598,882)		$18,039,581

Percentages are based on Net Assets of $18,424,272

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2018 (Unaudited)

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2018 was $1,192,788 and represents 6.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Investments in Securities	Level 1	Level 2†	Level 3	Total

Common Stock
Argentina	$344,216	$—	$—	$344,216
Brazil	726,253	—	—	726,253
Canada	634,959	—	—	634,959
Chile	214,652	—	—	214,652
China	4,216,643	—	—	4,216,643
Germany	—	175,843	—	175,843
Hong Kong	982,151	—	—	982,151
India	881,804	—	—	881,804
Indonesia	—	972,608	—	972,608
Jersey	340,927	—	—	340,927
Malaysia	549,100	—	—	549,100
Mexico	629,561	—	—	629,561
Peru	267,334	—	—	267,334
Philippines	—	167,751	—	167,751
South Africa	1,232,305	—	—	1,232,305
South Korea	—	1,640,386	—	1,640,386
Taiwan	—	1,903,733	—	1,903,733
Thailand	—	536,252	—	536,252
United States	1,334,235	—	—	1,334,235

Total Common Stock	12,354,140	5,396,573	—	17,750,713

Preferred Stock	288,868	—	—	288,868

Total Investments in Securities	$12,643,008	$5,396,573	$—	$18,039,581

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market closures on which these securities trade.

For the period ended December 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended December 31, 2018.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BNP-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2019